Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		$ 56,240	$ 97,163	$ 98,961
Customer A [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[1],[2]	31,936	65,081	68,138
Customer C [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[3]	12,357	13,793	14,454
Customer B [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[2]	$ 11,947	$ 18,290	$ 16,369

[1]	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 19a.
[2]	Revenue is attributed to the Proprietary segment.
[3]	Revenue is attributed mainly to the Distribution segment.